Deferred Underwriters' Marketing Fees (Details)	11 Months Ended
Dec. 31, 2021 USD ($)
Deferred Underwriters Marketing Fees [Abstract]
Percentage of cash fee related to business combination	3.50%
Business combination held in trust account	$ 1,571,145